RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Jul. 31, 2023
Related Party Transactions [Abstract]
Schedule of rent payments expenses
	Rent Payments		Rent Expense
	Year Ended July 31		Year Ended July 31
Property	2023	2022	2023	2022
Jamaica Avenue at 169th Street	$625,000	$625,000	$1,395,185	$1,517,437
504-506 Fulton Street	362,250	362,250	381,195	353,001
Total	$987,250	$987,250	$1,776,380	$1,870,438

Schedule of assets and liabilities
	Right-Of-Use Assets		Liabilities
	July 31		July 31
Property	2023	2022	2023	2022	Expiration Date
Jamaica Avenue at 169th Street	$11,430,657	$11,442,093	$5,210,087	$4,451,338	May 31, 2035
504-506 Fulton Street	2,431,554	2,683,787	2,556,421	2,789,709	April 30, 2031
Total	$13,862,211	$14,125,880	$7,766,508	$7,241,047